Annual Fund Operating Expenses - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class	Jul. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.98%

[1]	The Fund's investment adviser, CYBER HORNET ETFs, LLC (formerly “ONEFUND, LLC”) (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.